UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5100

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 69.4%
Fannie Mae*
1.60% due 04/27/09	$50,000,000	$49,998,200
1.70% due 09/01/09	50,000,000	49,934,100
Farmer Mac**
1.0% due 12/30/09	50,000,000	50,018,400
1.30% due 09/25/09	50,000,000	49,923,800
Federal Farm Credit Bank**
0.01% due 04/02/09	1,900,000	1,899,999
Federal Home Loan Bank**
0.01% due 04/01/09	100,000,000	100,000,000
0.01% due 04/07/09	100,000,000	99,999,833
1.10% due 03/11/10	50,000,000	50,064,000
1.05% due 02/05/10	50,000,000	50,012,350
1.40% due 05/01/09	50,000,000	49,992,900
1.70% due 05/18/09	50,000,000	49,988,900
0.87% due 01/26/10	50,000,000	49,967,750
0.81% due 12/23/09	50,000,000	49,837,450
0.62% due 12/30/09	50,000,000	49,833,150
0.71% due 01/11/10	50,000,000	49,790,200
1.00% due 02/11/10	34,900,000	34,905,130
1.30% due 03/30/10	25,000,000	25,022,950
Freddie Mac*
1.5% due 04/21/09	50,000,000	49,998,600
0.56% due 09/02/09	50,000,000	49,933,700
0.70% due 11/16/09	50,000,000	49,872,800
0.85% due 01/19/10	50,000,000	49,784,300
0.86% due 01/26/10	50,000,000	49,779,150
0.85% due 02/08/10	50,000,000	49,752,200
Total Federal Agency Discount Notes
(Cost $1,156,605,150)		1,160,309,863

STRUCTURED NOTES † 5.8%
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 1.05% due 03/22/10	21,000,000	18,459,889
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 4.29% due 04/24/09	20,000,000	17,582,396
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 2.06% due 05/13/09	20,000,000	16,915,278

	Face	Market
	Amount	Value

Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 1.88% due 06/02/09	15,000,000	$13,064,864
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 1.88% due 06/02/09	15,000,000	13,064,864
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return Linked Notes 0.23% due 05/06/10	12,000,000	12,198,632
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 1.35% due 06/29/09	15,000,000	11,706,218
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 3.24% due 09/25/09	8,000,000	8,054,244

Total Structured Notes (Cost $111,000,000)		97,981,521

REPURCHASE AGREEMENTS 22.0% ††
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$263,488,486	263,488,486
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	97,194,145	97,194,145

 1

MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

Morgan Stanley issued 03/31/09 issued at 0.05% due 04/01/09	6,686,335	6,686,335
Total Repurchase Agreements (Cost $367,368,966)		367,368,966
Total Investments 97.2% (Cost $1,634,974,116)		$1,625,660,350

Other Assets in Excess of Liabilities – 2.8%		$46,590,300

Net Assets – 100.0%		$1,672,250,650

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
June 2009 U.S. Treasury Note Futures Contracts (Aggregate Market Value of Contracts $125,350,469)	1,010	$3,723,044
June 2009 Gold Futures Contracts (Aggregate Market Value of Contracts $57,273,760)	622	2,028,361
May 2009 Sugar Futures Contracts (Aggregate Market Value of Contracts $16,900,766)	1,191	(533,047)
July 2009 Silver Futures Contracts (Aggregate Market Value of Contracts $30,580,550)	470	(146,196)

(Total Aggregate Market Value of Contracts $230,105,545)		$5,072,162

Currency Futures Contracts Sold Short
June 2009 Japanese Yen Futures Contracts (Aggregate Market Value of Contracts $193,449,375)	1,530	$1,225,385
June 2009 Canadian Dollar Futures Contracts (Aggregate Market Value of Contracts $16,506,880)	208	(333,240)
June 2009 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $33,542,375)	305	(1,018,884)
June 2009 British Pound Futures Contracts (Aggregate Market Value of Contracts $83,415,188)	930	(1,544,928)

		Unrealized
	Contracts	Gain (Loss)

June 2009 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $35,984,000)	520	$(2,355,247)
June 2009 Euro Currency Futures Contracts (Aggregate Market Value of Contracts $224,150,625)	1,350	(11,582,994)

(Total Aggregate Market Value of Contracts $587,048,443)		$(15,609,908)

Futures Contracts Sold Short
June 2009 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $31,711,200)	1,095	$2,741,350
June 2009 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $49,808,640)	1,526	2,527,462
July 2009 Wheat Futures Contracts (Aggregate Market Value of Contracts $34,759,688)	1,275	697,679
December 2009 Cotton Futures Contracts (Aggregate Market Value of Contracts $8,816,760)	342	591,462
December 2009 Wheat Futures Contracts (Aggregate Market Value of Contracts $7,122,000)	240	268,442
July 2009 Cotton Futures Contracts (Aggregate Market Value of Contracts $9,825,125)	415	(90,716)
December 2009 Corn Futures Contracts (Aggregate Market Value of Contracts $14,880,863)	683	(949,606)
July 2009 Soybean Futures Contracts (Aggregate Market Value of Contracts $94,812,375)	1,995	(1,071,028)
July 2009 Coffee Futures Contracts (Aggregate Market Value of Contracts $26,659,050)	604	(1,630,321)

 2

MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Unrealized
	Contracts	Gain (Loss)

July 2009 Cocoa Futures Contracts (Aggregate Market Value of Contracts $15,656,050)	601	(2,045,081)
June 2009 U.S.Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $127,109,063)	980	(3,095,901)
May 2009 Copper Futures Contracts (Aggregate Market Value of Contracts $32,232,638)	699	(4,050,881)
July 2009 Corn Futures Contracts (Aggregate Market Value of Contracts $60,346,125)	2,910	(5,749,753)
July 2009 Copper Futures Contracts (Aggregate Market Value of Contracts $44,866,800)
	968	(6,031,524)

(Total Aggregate Market Value of Contracts $558,606,375)		$(17,888,416)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $319,981,521 as of March 31, 2009

††	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 3

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. The Fund may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
I. Effective April 1, 2008, the Trust adopted Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2009:

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Managed Futures Strategy Fund	$221,279,058	$627,143	$1,258,291,384	$—	$—	$—	$1,480,197,585

Liabilities
Managed Futures Strategy Fund	—		—	29,053,305	—	—	29,053,305
* Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on May 26, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Carl G. Verboncoeur, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 26, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 26, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	May 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	May 26, 2009

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	May 26, 2009
* Print the name and title of each signing officer under his or her signature.